Property, Plant and Equipment	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Property, Plant and Equipment
15.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)
Assets used by the Company	$1,554,585.9	$1,722,112.1
Assets subject to operating leases	1,003.2	567.0

	$1,555,589.1	$1,722,679.1

a.	Assets used by the Company

	Land and Land Improvements	Buildings	Machinery and Equipment	Office Equipment	Equipment under Installation and Construction in Progress	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2020	$3,991.8	$438,075.0	$2,886,623.0	$54,611.4	$528,295.1	$3,911,596.3
Additions (deductions)	—	66,843.8	575,722.1	9,268.1	(374,596.1)	277,237.9
Disposals or retirements	—	(19.7)	(3,060.2)	(114.2)	—	(3,194.1)
Transfers from assets subject to operating leases	—	22.3	—	—	—	22.3
Effect of exchange rate changes	(14.6)	(1,126.9)	(3,760.4)	(125.4)	(140.1)	(5,167.4)

Balance at June 30, 2020	$3,977.2	$503,794.5	$3,455,524.5	$63,639.9	$153,558.9	$4,180,495.0

Accumulated depreciation and impairment

Balance at January 1, 2020	$538.7	$243,059.3	$2,278,266.0	$37,418.4	$—	$2,559,282.4
Additions	0.8	13,167.7	118,235.1	3,172.2	—	134,575.8
Disposals or retirements	—	(15.8)	(2,892.0)	(113.2)	—	(3,021.0)
Transfers from assets subject to operating leases	—	8.2	—	—	—	8.2
Effect of exchange rate changes	(10.1)	(612.9)	(3,175.4)	(74.9)	—	(3,873.3)

Balance at June 30, 2020	$529.4	$255,606.5	$2,390,433.7	$40,402.5	$—	$2,686,972.1

Carrying amounts at January 1, 2020	$3,453.1	$195,015.7	$608,357.0	$17,193.0	$528,295.1	$1,352,313.9

Carrying amounts at June 30, 2020	$3,447.8	$248,188.0	$1,065,090.8	$23,237.4	$153,558.9	$1,493,522.9

Cost

Balance at January 1, 2021	$3,942.6	$522,447.4	$3,607,005.7	$68,862.7	$223,965.4	$4,426,223.8
Additions	2,587.2	34,524.3	217,478.9	3,799.5	108,588.6	366,978.5
Disposals or retirements	—	(19.9)	(6,882.0)	(124.8)	—	(7,026.7)
Transfers from assets subject to operating leases	—	35.5	656.2	—	—	691.7
Transfers to assets subject to operating leases	—	—	(244.6)	—	—	(244.6)
Effect of exchange rate changes	(16.1)	86.0	672.2	(7.4)	(81.6)	653.1

Balance at June 30, 2021	$6,513.7	$557,073.3	$3,818,686.4	$72,530.0	$332,472.4	$4,787,275.8

Accumulated depreciation and impairment

Balance at January 1, 2021	$506.1	$271,799.5	$2,555,530.0	$43,802.3	$—	$2,871,637.9
Additions	0.7	16,942.3	178,535.5	3,863.4	—	199,341.9
Disposals or retirements	—	(17.1)	(6,695.4)	(124.0)	—	(6,836.5)
Transfers from assets subject to operating leases	—	15.6	197.7	—	—	213.3
Transfers to assets subject to operating leases	—	—	(68.3)	—	—	(68.3)
Impairment	—	—	274.4	—	—	274.4
Effect of exchange rate changes	(3.8)	21.6	590.3	(7.1)	—	601.0

Balance at June 30, 2021	$503.0	$288,761.9	$2,728,364.2	$47,534.6	$—	$3,065,163.7

Carrying amounts at January 1, 2021	$3,436.5	$250,647.9	$1,051,475.7	$25,060.4	$223,965.4	$1,554,585.9

Carrying amounts at June 30, 2021	$6,010.7	$268,311.4	$1,090,322.2	$24,995.4	$332,472.4	$1,722,112.1

The significant part of the Company’s buildings includes main plants, mechanical and electrical power equipment and clean rooms, and the related depreciation is calculated using the estimated useful lives of 20 years, 10 years and 10 years, respectively.
In the first quarter of 2021, the Company recognized an impairment loss of NT$274.4 million for certain machinery and equipment that was assessed to have no future use, and the recoverable amount of certain machinery and equipment was nil. Such impairment loss was recognized in other operating income and expenses.
b.	Assets subject to operating leases

	Buildings	Machinery and Equipment	Total
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Cost

Balance at January 1, 2020	$562.6	$—	$562.6
Transfers to assets used by the Company	(22.3)	—	(22.3)

Balance at June 30, 2020	$540.3	$—	$540.3

Accumulated depreciation

Balance at January 1, 2020	$499.1	$—	$499.1
Additions	11.4	—	11.4
Transfers to assets used by the Company	(8.2)	—	(8.2)

Balance at June 30, 2020	$502.3	$—	$502.3

Carrying amounts at January 1, 2020	$63.5	$—	$63.5

Carrying amounts at June 30, 2020	$38.0	$—	$38.0

Cost

Balance at January 1, 2021	$227.6	$1,199.0	$1,426.6
Transfers to assets used by the Company	(35.5)	(656.2)	(691.7)
Transfers from assets used by the Company	—	244.6	244.6

Balance at June 30, 2021	$192.1	$787.4	$979.5

Accumulated depreciation

Balance at January 1, 2021	$201.4	$222.0	$423.4
Additions	0.6	133.5	134.1
Transfers to assets used by the Company	(15.6)	(197.7)	(213.3)
Transfers from assets used by the Company	—	68.3	68.3

Balance at June 30, 2021	$186.4	$226.1	$412.5

Carrying amounts at January 1, 2021	$26.2	$977.0	$1,003.2

Carrying amounts at June 30, 2021	$5.7	$561.3	$567.0

Operating leases relate to leases of buildings and leases of machinery and equipm
e
nt with lease terms ranging between approximately 1 to 5 years. The lessees do not have purchase options to acquire the assets at the expiration of the lease periods.
The maturity analysis of

operating lease payments receivable from the buildings and machiner
y
 and equipment is as follows:

	December 31, 2020	June 30, 2021
	NT$	NT$
	(In Millions)	(In Millions)

Year 1	$149.1	$22.0
Year 2	17.0	8.5

	$166.1	$30.5